ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME	3 Months Ended	12 Months Ended
	Apr. 04, 2021	Jan. 03, 2021
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

12.   ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

Total accumulated other comprehensive income (loss) was $1.7 million as of April 4, 2021 and $0.9 million as of January 3, 2021. Total accumulated other comprehensive income (loss) consists solely of unrealized gains (losses) from the Company’s derivative financial instruments accounted for as cash flow hedges.

During the periods ended April 4, 2021 and March 29, 2020, changes to the balance in accumulated other comprehensive income (loss) were as follows:

Successor
Gain on
Cash Flow
(in thousands)	Hedges
Balance as of January 3, 2021	$924
Unrealized gain on cash flow hedges	822
Balance as of April 4, 2021	$1,746

Predecessor
Loss on
Cash Flow
(in thousands)	Hedges
Balance as of December 29, 2019	$1,408
Unrealized loss on cash flow hedges	(7,208)
Balance as of March 29, 2020	$(5,800)

13.    ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

Total accumulated other comprehensive income was $0.9 million as of January 3, 2021 and $1.4 million as of December 29, 2019. Total accumulated other comprehensive (loss) income consists solely of unrealized gains (losses) from the Company’s derivative financial instruments accounted for as cash flow hedges.

Changes to the balance in accumulated other comprehensive (loss) income were as follows:

Predecessor
(in thousands)	Gains/(Losses) on Cash Flow Hedges
Balance as of December 30, 2018	$—
Unrealized gain on cash flow hedges	1,408
Balance as of December 29, 2019	1,408
Unrealized loss on cash flow hedges	(7,463)
Balance as of August 28, 2020	$(6,055)

Successor
(in thousands)	Gain on Cash Flow Hedges
Balance as of August 29, 2020	$—
Unrealized gain on cash flow hedges	924
Balance as of January 3, 2021	$924